Loan and Lease Operations - Summary Securitization or Transfer of Financial Assets (Detail) - BRL (R$) R$ in Millions		Dec. 31, 2021	Dec. 31, 2020
Disclosure of loans and lease operations [Line Items]
Assets		R$ 1,915,573	R$ 1,851,322
Liabilities		1,621,786	1,579,686
Book value [member]
Disclosure of loans and lease operations [Line Items]
Assets		1,035	1,646
Liabilities	[1]	1,030	1,657
Book value [member] | Mortgages [member]
Disclosure of loans and lease operations [Line Items]
Assets		235	349
Liabilities	[1]	235	347
Book value [member] | Working capital [member]
Disclosure of loans and lease operations [Line Items]
Assets		800	1,297
Liabilities	[1]	795	1,310
Estimated fair value [member]
Disclosure of loans and lease operations [Line Items]
Assets		1,035	1,665
Liabilities	[1]	1,029	1,674
Estimated fair value [member] | Mortgages [member]
Disclosure of loans and lease operations [Line Items]
Assets		235	366
Liabilities	[1]	234	362
Estimated fair value [member] | Working capital [member]
Disclosure of loans and lease operations [Line Items]
Assets		800	1,299
Liabilities	[1]	R$ 795	R$ 1,312

[1]	Under Other liabilities.